Pledged assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Pledged Assets [Line items]
Short-term secured borrowings	$ 151,400	$ 104,000
For foundry capacities	2,700
For customs duties	36	141
Long-term unsecured borrowings	46,500	52,500
Restricted cash and cash equivalents	221,946	175,257
Land [member]
Pledged Assets [Line items]
Long-term unsecured borrowings	27,500	27,500
Building and improvements.
Pledged Assets [Line items]
Long-term unsecured borrowings	$ 40,310	$ 43,616